Government Fees and Other Taxes	12 Months Ended
Mar. 31, 2025
Government Fees and Other Taxes [Abstract]
GOVERNMENT FEES AND OTHER TAXES
5.GOVERNMENT FEES AND OTHER TAXES
Government fees and other taxes consist of:

	Years Ended March 31,
	2025	2024
Government fees	$74	$61
Mineral right royalty	12,761	—
Other taxes	3,174	2,580
	$16,009	$2,641
Government fees include environmental protection fees paid to the state and local Chinese government. Mineral right royalty was paid or payable to the local Chinese government pursuant to the guideline of "Measure for the Levy of Mining Rights Transfer Royalty" implemented by the Province of Henan, China in 2024. It is calculated based on certain percentages of revenue arising from the mineral resources that had not yet been compensated to the local government. The Company paid approximately $7.2 million to the local government upon renewal of the Yuelianggou Mining License at the Ying Mining District in November 2024, $2.3 million in February 2025 and accrued additional $3.3 million as of March 31, 2025. Of the $12.8 million mineral rights transfer royalty, approximately $8.9 million is calculated based on the mineral resources consumed in the prior years.
Other taxes were composed of surtax on value-added tax, land usage levy, stamp duty and other miscellaneous levies, duties and taxes imposed by the state and local Chinese government.